BALANCE SHEETS - STATUTORY BASIS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and invested assets:
Cash, cash equivalents and short-term investments	$ 88.1	$ 48.8
Fixed maturities	1,353.2	1,069.7
Common stocks	58.9	55.0
Mortgage loans	17.0	17.0
Policy loans	88.5	109.9
Derivatives and other invested assets	29.2	19.7
Total invested assets	1,634.9	1,320.1
Investment due and accrued	13.8	11.3
Net deferred tax asset	16.6	14.3
Other assets	91.0	78.3
Separate Accounts assets	2,704.2	2,280.8
Total assets	4,460.5	3,704.8
Liabilities:
Policy reserves and deposit type-funds	1,619.8	1,311.8
Policy and contract claims	13.9	22.1
Transfer to (from) Separate Accounts due and accrued	(223.4)	(193.1)
Asset valuation reserve	21.1	15.8
Amounts withheld by company as agent	14.7	11.6
Other liabilities	62.7	51.5
Separate Accounts liabilities	2,685.1	2,262.7
Total liabilities	4,193.9	3,482.4
Commitments and contingencies (Note 10)
Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	548.6	463.2
Unassigned surplus (deficit)	(284.5)	(243.3)
Total capital and surplus	266.6	222.4
Total liabilities and capital and surplus	$ 4,460.5	$ 3,704.8